Royalties Paid - Summary of Royalties Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Royalty Payment [abstract]
Amount owing at beginning of the year	$ 20.6	$ 17.7	$ 13.9
Royalties	(110.4)	(112.4)	(105.0)
Amount owing at end of the year	17.9	20.6	17.7
Translation	0.8	0.7	(1.3)
Total royalties paid	$ (112.3)	$ (108.8)	$ (102.5)